UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   09/30/2004

Check here if Amendment (X); Amendment Number:      1
                                                 ----
   This Amendment (Check only one):  ( ) is a restatement.
                                     (X) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Skylands Capital, LLC
Address:   1200 North Mayfair Road
           Suite 250
           Milwaukee, WI  53226

Form 13F file Number: 028-10937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pamela  Cavanaugh
Title:     Vice President & Treasurer
Phone:     414-256-3383

Signature, Place, and Date of Signing:

Pamela A. Cavanaugh                    Milwaukee, WI                11/12/2004
------------------------------------   -----------------------      ------------
(Signature)                            (City, State)                (Date)

Report type (Check only One.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)


List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE



Report summary:


Number of Other included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $16,065


List of Other Included Managers:  None

                              SKYLANDS CAPITAL, LLC
                               SEPTEMBER 30, 2004
                           FORM 13F INFORMATION TABLE

                                                 VALUE      SHARES/    SH/    PUT/   INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS     CUSIP      (x$1,000)    PRN AMT    PRN    CALL   DSCRETN     MGRS    SOLE      SHARED      NONE

GLOBAL SIGNAL         COM         37944Q103     16065        701538    SH             SOLE               701538         0         0

